WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Change In Warrant Liability
	June 30, 2022	December 31, 2021
Balance at beginning of the period	$741	$2,295
Warrants issued	2,240	-
Fair value adjustment	(2,606)	(1,581)
Effect of movement in exchange rates	(28)	27
Balance at end of the period	$347	$741

Schedule Of Warrants Outstanding And Exercisable
	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2021	2,980,774	$0.80
Exercised	(1,030,362)	$0.80
Warrants outstanding and exercisable, December 31, 2021	1,950,412	$0.80
Issued	7,000,000	$1.09
Warrants outstanding and exercisable, June 30, 2022	8,950,412	$1.03
	All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	June 30, 2022	December 31, 2021
September 21, 2023	$1.09	7,000,000	-
September 25, 2023	$0.80	1,950,412	1,950,412
		8,950,412	1,950,412

Schedule Of Fair Value Of Warrant Liability
	June 30, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	3.09%	0.91%
Expected dividend yield	0%	0%
Expected warrant life (years)	1.23	1.73
Expected stock price volatility	54.81%	83.13%
Weighted average fair value	$0.04	$0.38